Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (15.0%)

	Airlines (0.3%)
43,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	$43,014
209,048	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	202,421
114,237	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	115,279
233,870	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	206,360
154,917	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	152,762
225,920	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	202,761
218,789	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	220,583
276,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	279,338

		1,422,518

	Communication Services (1.4%)
250,000	Altice France, SA* 5.500%, 10/15/29	177,780
260,000	APi Group DE, Inc.* 4.750%, 10/15/29	231,717
210,000	Arrow Bidco, LLC* 9.500%, 03/15/24	210,573
225,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	178,281
	Audacy Capital Corp.*
273,000	6.750%, 03/31/29	5,965
100,000	6.500%, 05/01/27	2,405
166,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	136,374
330,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	257,951
	CSC Holdings, LLC*
400,000	4.625%, 12/01/30	202,208
335,000	5.375%, 02/01/28	280,016
300,000	5.750%, 01/15/30	155,733
200,000	5.500%, 04/15/27	171,748
200,000	4.500%, 11/15/31	143,692
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
180,000	6.625%, 08/15/27	5,319
151,000	5.375%, 08/15/26	4,814
302,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	272,884
153,000	Embarq Corp. 7.995%, 06/01/36	86,982

PRINCIPAL AMOUNT		VALUE
225,000	Frontier California, Inc. 6.750%, 05/15/27	$207,891
	Frontier Communications Holdings, LLC*
140,000	5.000%, 05/01/28	118,772
54,000	8.750%, 05/15/30	52,093
242,000	Frontier Florida, LLC@ 6.860%, 02/01/28	227,122
330,000	Frontier North, Inc.@ 6.730%, 02/15/28	298,336
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
195,000	3.500%, 03/01/29	168,076
69,000	5.250%, 12/01/27	66,380
	iHeartCommunications, Inc.
80,000	8.375%, 05/01/27	54,800
80,000	5.250%, 08/15/27*	63,122
	Intelsat Jackson Holdings, SA@&
170,000	9.750%, 07/15/25*	—
130,000	5.500%, 08/01/23	—
265,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	248,991
167,354	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	58,150
	Lumen Technologies, Inc.
160,000	7.600%, 09/15/39	58,814
100,000	4.000%, 02/15/27*	65,800
109,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	89,944
147,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	121,437
73,000	Qwest Corp. 7.250%, 09/15/25	71,296
	Scripps Escrow II, Inc.*
111,000	3.875%, 01/15/29	92,359
56,000	5.375%, 01/15/31	42,675
210,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	175,730
	Sirius XM Radio, Inc.*
217,000	4.000%, 07/15/28	189,042
110,000	3.125%, 09/01/26	99,228
54,000	3.875%, 09/01/31	42,332
202,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	140,073
190,000	Stagwell Global, LLC* 5.625%, 08/15/29	161,905
243,000	TEGNA, Inc. 4.625%, 03/15/28	219,079
215,000	Telecom Italia Capital, SA 6.000%, 09/30/34	174,088
219,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	131,523
85,000	Time Warner Cable, LLC 7.300%, 07/01/38	86,770
355,000	United States Cellular Corp.^ 6.700%, 12/15/33	307,295
80,000	Univision Communications, Inc.* 8.000%, 08/15/28	80,682

		6,438,247

See accompanying Notes to Schedule of Investments

1

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (3.2%)
265,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	$269,277
260,000	Adient Global Holdings Company* 8.250%, 04/15/31	267,366
175,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	166,716
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
190,000	4.625%, 08/01/29	164,734
139,000	6.625%, 01/15/28	134,120
267,000	At Home Group, Inc.* 4.875%, 07/15/28	155,271
	Bath & Body Works, Inc.
292,000	6.694%, 01/15/27	293,416
270,000	6.875%, 11/01/35	250,757
136,000	Caesars Entertainment, Inc.*^ 4.625%, 10/15/29	119,843
112,000	Caesars Entertainment, Inc.*^ 8.125%, 07/01/27	115,117
	Carnival Corp.*
112,000	10.500%, 02/01/26	118,096
108,000	7.625%, 03/01/26	106,687
105,000	4.000%, 08/01/28	93,454
260,000	Carriage Services, Inc.* 4.250%, 05/15/29	225,664
165,000	Carvana Company* 4.875%, 09/01/29	102,486
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
470,000	5.125%, 05/01/27	441,391
250,000	6.375%, 09/01/29	239,228
245,000	4.750%, 03/01/30	212,432
215,000	4.250%, 02/01/31	176,760
125,000	5.000%, 02/01/28	115,695
125,000	4.500%, 08/15/30	105,865
108,000	4.750%, 02/01/32	89,549
108,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	100,446
207,000	Cedar Fair, LP^ 5.250%, 07/15/29	186,074
105,000	Churchill Downs, Inc.* 6.750%, 05/01/31	102,762
	Dana, Inc.
175,000	4.250%, 09/01/30	150,329
164,000	4.500%, 02/15/32^	137,781
	DISH DBS Corp.
275,000	5.250%, 12/01/26*	225,822
209,000	7.750%, 07/01/26	135,507
133,000	7.375%, 07/01/28	75,000
110,000	5.125%, 06/01/29	55,672
220,000	DISH Network Corp.* 11.750%, 11/15/27	221,566
200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	162,382
238,000	Everi Holdings, Inc.* 5.000%, 07/15/29	211,301
220,000	Ford Motor Company^ 6.100%, 08/19/32	213,019
	Ford Motor Credit Company, LLC
410,000	7.350%, 11/04/27	421,800
350,000	4.000%, 11/13/30	302,033
300,000	5.113%, 05/03/29	280,212
275,000	7.200%, 06/10/30	282,876

PRINCIPAL AMOUNT		VALUE
200,000	7.350%, 03/06/30	$207,262
	Gap, Inc.*
82,000	3.875%, 10/01/31	58,710
11,000	3.625%, 10/01/29	8,206
	goeasy, Ltd.*
350,000	5.375%, 12/01/24	341,639
208,000	4.375%, 05/01/26	190,657
93,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	82,319
226,000	Guitar Center, Inc.*&^ 8.500%, 01/15/26	208,200
345,000	International Game Technology, PLC* 6.250%, 01/15/27	345,593
130,000	Kohl’s Corp. 5.550%, 07/17/45	84,728
210,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	213,492
220,000	Liberty Interactive, LLC 8.250%, 02/01/30	82,500
	Life Time, Inc.*
204,000	8.000%, 04/15/26	204,373
110,000	5.750%, 01/15/26	108,000
80,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	82,670
139,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	134,738
140,000	M/I Homes, Inc. 3.950%, 02/15/30	122,339
	Macy’s Retail Holdings, LLC
366,000	6.700%, 07/15/34*	304,805
110,000	4.300%, 02/15/43	69,238
260,000	Mclaren Finance, PLC* 7.500%, 08/01/26	232,271
287,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	255,548
153,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	140,298
	Newell Brands, Inc.^
55,000	6.375%, 09/15/27	54,110
27,000	6.625%, 09/15/29	27,064
	Nordstrom, Inc.
110,000	5.000%, 01/15/44	75,067
105,000	4.250%, 08/01/31	82,962
250,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	206,798
250,000	PetSmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	229,700
305,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	233,435
633,000	Rite Aid Corp.* 8.000%, 11/15/26	317,177
105,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	106,537
320,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	266,973
425,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	407,027

See accompanying Notes to Schedule of Investments

2

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
241,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	$206,744
131,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	122,727
455,000	Station Casinos, LLC* 4.500%, 02/15/28	413,277
128,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	125,045
55,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	56,548
260,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	221,382
105,000	Windsor Holdings III, LLC* 8.500%, 06/15/30	105,668
210,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	216,283

		14,180,616

	Consumer Staples (0.6%)
224,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	224,912
251,000	Central Garden & Pet Company* 4.125%, 04/30/31	210,413
245,000	Edgewell Personal Care Company* 4.125%, 04/01/29	214,542
	Energizer Holdings, Inc.*
307,000	4.375%, 03/31/29	267,173
54,000	6.500%, 12/31/27	52,782
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
320,000	5.500%, 01/15/30	309,795
135,000	5.125%, 02/01/28	131,328
80,000	5.750%, 04/01/33	76,849
174,000	New Albertsons, LP 7.750%, 06/15/26	180,282
217,000	Performance Food Group, Inc.* 4.250%, 08/01/29	192,774
	Pilgrim’s Pride Corp.
165,000	4.250%, 04/15/31	142,606
140,000	5.875%, 09/30/27*	138,400
110,000	Post Holdings, Inc.* 5.750%, 03/01/27	107,909
209,000	Prestige Brands, Inc.* 3.750%, 04/01/31	176,206
140,000	United Natural Foods, Inc.* 6.750%, 10/15/28	116,845
342,000	Vector Group, Ltd.* 5.750%, 02/01/29	298,323

		2,841,139

	Energy (1.8%)
211,000	Antero Resources Corp.* 5.375%, 03/01/30	196,846
223,000	Apache Corp. 5.100%, 09/01/40	189,606
	Buckeye Partners, LP
140,000	3.950%, 12/01/26	129,087
135,000	5.850%, 11/15/43	104,543
305,000	Callon Petroleum Company*^ 7.500%, 06/15/30	296,555
112,000	Cheniere Energy, Inc. 4.625%, 10/15/28	105,526

PRINCIPAL AMOUNT		VALUE
167,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	$166,407
60,000	Civitas Resources, Inc.* 8.750%, 07/01/31	62,134
	Continental Resources, Inc.*
165,000	2.875%, 04/01/32	128,415
100,000	5.750%, 01/15/31	96,910
169,000	DT Midstream, Inc.* 4.125%, 06/15/29	150,037
	Earthstone Energy Holdings, LLC*
207,000	8.000%, 04/15/27	206,147
80,000	9.875%, 07/15/31	82,773
120,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	119,033
	Energy Transfer, LP‡
320,000	8.651%, 11/01/66 3 mo. USD SOFR + 3.28%	256,742
162,000	6.500%, 11/15/26 5 year CMT + 5.69%	147,864
	EnLink Midstream Partners, LP
240,000	9.618%, 08/31/23‡ 3 mo. LIBOR + 4.11%	207,691
224,000	4.850%, 07/15/26	217,878
132,000	Enlink Midstream, LLC* 6.500%, 09/01/30	133,150
250,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	254,367
	Genesis Energy, LP / Genesis Energy Finance Corp.
173,000	6.250%, 05/15/26^	166,137
53,000	8.875%, 04/15/30	52,937
	Gulfport Energy Corp.
215,000	6.375%, 05/15/25@&	—
205,000	8.000%, 05/17/26*	207,794
65,708	8.000%, 05/17/26	66,604
305,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	282,107
163,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	158,115
217,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	212,808
	Moss Creek Resources Holdings, Inc.*
135,000	10.500%, 05/15/27	131,996
90,000	7.500%, 01/15/26	84,342
160,000	Nabors Industries, Inc.* 7.375%, 05/15/27	156,675
160,000	Nabors Industries, Ltd.* 7.500%, 01/15/28	147,469
	New Fortress Energy, Inc.*
221,000	6.750%, 09/15/25	210,595
113,000	6.500%, 09/30/26	103,805
230,000	Parkland Corp.* 5.875%, 07/15/27	223,859
213,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	197,647
270,000	Plains All American Pipeline, LP‡ 9.431%, 08/31/23 3 mo. LIBOR + 4.11%	245,298
200,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	183,978

See accompanying Notes to Schedule of Investments

3

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Southwestern Energy Company
109,000	4.750%, 02/01/32	$97,203
105,000	5.375%, 02/01/29	99,329
54,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	48,079
262,000	Transocean, Inc.* 8.750%, 02/15/30	272,087
	Venture Global Calcasieu Pass, LLC*
130,000	6.250%, 01/15/30	127,240
55,000	4.125%, 08/15/31	46,732
55,000	3.875%, 08/15/29	47,731
	Venture Global LNG, Inc.*
265,000	8.375%, 06/01/31	269,139
155,000	8.125%, 06/01/28	157,621
	Vital Energy, Inc.
108,000	9.500%, 01/15/25^	107,922
100,000	7.750%, 07/31/29*	85,906
190,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	176,761
210,000	Weatherford International, Ltd.* 8.625%, 04/30/30	215,386

		7,835,013

	Financials (2.6%)
292,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	282,764
323,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	322,386
363,000	AG Issuer, LLC* 6.250%, 03/01/28	351,202
370,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	352,392
	Ally Financial, Inc.
245,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	186,933
100,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	70,595
90,000	8.000%, 11/01/31	95,585
439,000	AmWINS Group, Inc.* 4.875%, 06/30/29	402,862
248,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	223,694
90,000	Avolon Holdings Funding, Ltd.* 5.500%, 01/15/26	87,501
434,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	387,896
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
200,000	4.500%, 04/01/27	173,166
134,000	5.750%, 05/15/26	125,850
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	183,108
184,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	169,966
	Credit Acceptance Corp.
237,000	5.125%, 12/31/24*	232,426
230,000	6.625%, 03/15/26^	225,687

PRINCIPAL AMOUNT		VALUE
283,000	Enact Holdings, Inc.* 6.500%, 08/15/25	$280,300
321,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	256,550
317,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	312,920
	HUB International, Ltd.*
324,000	5.625%, 12/01/29	290,032
225,000	7.000%, 05/01/26	224,773
164,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	133,176
275,000	ILFC E-Capital Trust II*‡ 7.314%, 12/21/65 3 mo. LIBOR + 1.80%	199,375
	Iron Mountain, Inc.*
435,000	5.250%, 03/15/28	409,370
53,000	7.000%, 02/15/29	53,251
600,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	512,862
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
387,000	5.250%, 10/01/25	371,094
109,000	4.750%, 06/15/29	91,956
311,000	LD Holdings Group, LLC* 6.125%, 04/01/28	204,489
	Level 3 Financing, Inc.*
283,000	3.400%, 03/01/27	250,059
235,000	4.250%, 07/01/28	166,690
105,000	4.625%, 09/15/27	79,945
162,000	LPL Holdings, Inc.* 4.000%, 03/15/29	145,354
487,000	MetLife, Inc. 6.400%, 12/15/66	490,433
300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	272,322
	Navient Corp.
228,000	5.000%, 03/15/27	206,620
115,000	4.875%, 03/15/28	100,591
250,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	196,232
	OneMain Finance Corp.
150,000	3.875%, 09/15/28	123,716
145,000	9.000%, 01/15/29	147,466
108,000	7.125%, 03/15/26^	107,050
110,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	102,031
341,000	PHH Mortgage Corp.* 7.875%, 03/15/26	309,181
55,000	PNC Financial Services Group, Inc.‡ 6.000%, 05/15/27 5 year CMT + 3.00%	51,039
260,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	231,925

See accompanying Notes to Schedule of Investments

4

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
100,000	3.875%, 03/01/31	$82,491
100,000	3.625%, 03/01/29	85,256
50,000	2.875%, 10/15/26	44,643
227,000	StoneX Group, Inc.* 8.625%, 06/15/25	230,151
	United Wholesale Mortgage, LLC*
258,000	5.500%, 04/15/29	227,094
105,000	5.750%, 06/15/27	98,323
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
110,000	6.500%, 02/15/29	76,701
105,000	10.500%, 02/15/28	104,449
250,000	VZ Secured Financing, BV* 5.000%, 01/15/32	203,465
237,000	XHR, LP* 6.375%, 08/15/25	233,921

		11,581,309

	Health Care (1.1%)
	Bausch Health Companies, Inc.*
398,000	11.000%, 09/30/28	295,197
81,000	6.125%, 02/01/27	53,501
78,000	14.000%, 10/15/30	49,788
	CHS/Community Health Systems, Inc.*
435,000	6.125%, 04/01/30	274,911
230,000	8.000%, 03/15/26	226,210
127,000	6.875%, 04/15/29	84,612
27,000	5.250%, 05/15/30	21,620
	DaVita, Inc.*
433,000	4.625%, 06/01/30	370,059
258,000	3.750%, 02/15/31	206,477
	Embecta Corp.*
162,000	5.000%, 02/15/30	133,814
52,000	6.750%, 02/15/30	45,910
	Encompass Health Corp.
110,000	4.750%, 02/01/30	100,262
110,000	4.500%, 02/01/28	102,334
300,000	HCA, Inc. 7.500%, 11/06/33	331,266
200,000	Jazz Securities DAC* 4.375%, 01/15/29	178,160
119,819	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	19,924
	Medline Borrower, LP*
270,000	3.875%, 04/01/29	236,803
267,000	5.250%, 10/01/29	237,299
400,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	339,516
305,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	158,121
	Tenet Healthcare Corp.
430,000	6.250%, 02/01/27	422,342
295,000	6.875%, 11/15/31	295,702
	Teva Pharmaceutical Finance Netherlands III, BV
270,000	5.125%, 05/09/29^	248,295
200,000	4.750%, 05/09/27	186,414
100,000	3.150%, 10/01/26	90,539

		4,709,076

PRINCIPAL AMOUNT		VALUE

	Industrials (2.3%)
260,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	$223,522
235,000	AerCap Holdings, NV‡ 5.875%, 10/10/79 5 year CMT + 4.54%	227,832
200,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	145,272
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
365,000	4.625%, 01/15/27	346,531
216,000	3.500%, 03/15/29	188,125
155,000	5.875%, 02/15/28	151,757
250,000	Allegiant Travel Company* 7.250%, 08/15/27	247,562
55,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	52,545
127,000	Arcosa, Inc.* 4.375%, 04/15/29	115,139
475,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	386,878
178,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	157,514
226,000	BWX Technologies, Inc.* 4.125%, 04/15/29	205,276
105,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	101,303
57,000	Delta Air Lines, Inc. 7.375%, 01/15/26	59,228
56,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	54,264
282,000	Deluxe Corp.* 8.000%, 06/01/29	237,004
163,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	157,416
53,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	52,773
140,000	EnerSys* 4.375%, 12/15/27	130,082
135,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	118,866
	Graphic Packaging International, LLC*
102,000	3.500%, 03/01/29	89,282
85,000	4.750%, 07/15/27	81,967
236,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	200,999
516,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	453,549
324,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	306,199
270,000	Herc Holdings, Inc.* 5.500%, 07/15/27	259,659
255,000	IEA Energy Services, LLC* 6.625%, 08/15/29	249,584
280,000	JELD-WEN, Inc.*^ 4.625%, 12/15/25	275,716

See accompanying Notes to Schedule of Investments

5

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
360,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	$317,380
210,000	Knife River Holding Company* 7.750%, 05/01/31	215,095
110,000	MasTec, Inc.* 4.500%, 08/15/28	102,342
170,000	Moog, Inc.* 4.250%, 12/15/27	157,701
275,000	Newfold Digital Holdings Group, Inc* 6.000%, 02/15/29	203,181
232,000	Novelis Corp.* 4.750%, 01/30/30	208,807
80,000	OI European Group, BV* 4.750%, 02/15/30	72,606
255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	229,979
327,000	Patrick Industries, Inc.* 4.750%, 05/01/29	284,588
110,000	QVC, Inc. 5.450%, 08/15/34	55,760
	Sealed Air Corp.*
163,000	6.125%, 02/01/28	162,844
54,000	5.000%, 04/15/29	50,475
210,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	177,702
	Sinclair Television Group, Inc.*
167,000	4.125%, 12/01/30	108,911
100,000	5.500%, 03/01/30	52,763
225,000	Standard Industries, Inc.* 5.000%, 02/15/27	215,788
176,000	Stericycle, Inc.* 3.875%, 01/15/29	155,667
166,000	STL Holding Company, LLC* 7.500%, 02/15/26	154,727
200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	199,264
	TransDigm, Inc.
209,000	6.250%, 03/15/26*	208,258
205,000	7.500%, 03/15/27	204,965
155,000	6.750%, 08/15/28*	155,956
162,000	Tronox, Inc.* 4.625%, 03/15/29	134,436
92,353	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	83,242
217,000	Vertiv Group Corp.* 4.125%, 11/15/28	195,031
228,000	Wabash National Corp.* 4.500%, 10/15/28	192,471
170,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	161,082
67,000	WESCO Distribution, Inc.* 7.250%, 06/15/28	68,489
	Williams Scotsman International, Inc.*
235,000	6.125%, 06/15/25	234,288
55,000	4.625%, 08/15/28	50,816

		10,090,458

	Information Technology (0.7%)
109,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	98,631

PRINCIPAL AMOUNT		VALUE
126,000	Coherent Corp.*^ 5.000%, 12/15/29	$113,565
200,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	181,714
200,000	CommScope, Inc.* 4.750%, 09/01/29	154,124
110,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	111,553
108,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	95,809
138,000	Fair Isaac Corp.* 4.000%, 06/15/28	126,843
245,000	KBR, Inc.* 4.750%, 09/30/28	224,506
	MPH Acquisition Holdings, LLC*
245,000	5.750%, 11/01/28^	187,834
110,000	5.500%, 09/01/28	96,023
113,000	NCR Corp.* 5.125%, 04/15/29	101,242
167,000	ON Semiconductor Corp.* 3.875%, 09/01/28	151,457
	Open Text Corp.*
204,000	3.875%, 02/15/28	181,907
110,000	6.900%, 12/01/27	112,556
81,000	3.875%, 12/01/29	68,575
81,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	67,330
113,000	Playtika Holding Corp.* 4.250%, 03/15/29	99,836
315,000	TTM Technologies, Inc.* 4.000%, 03/01/29	268,799
	Twilio, Inc.
150,000	3.625%, 03/15/29	129,075
57,000	3.875%, 03/15/31^	48,298
240,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	206,959
260,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*^ 3.875%, 02/01/29	223,855

		3,050,491

	Materials (0.6%)
130,000	ArcelorMittal, SA^ 7.000%, 10/15/39	134,879
85,000	ATI, Inc. 5.875%, 12/01/27	83,051
55,000	Carpenter Technology Corp. 7.625%, 03/15/30	56,205
165,000	Chemours Company* 4.625%, 11/15/29	139,847
355,000	Clearwater Paper Corp.* 4.750%, 08/15/28	314,704
157,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	153,127
	Commercial Metals Company
108,000	4.125%, 01/15/30	97,211
54,000	4.375%, 03/15/32	47,201
250,000	Constellium, SE* 3.750%, 04/15/29	217,673
167,000	HB Fuller Company 4.250%, 10/15/28	150,004
215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	213,112

See accompanying Notes to Schedule of Investments

6

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Kaiser Aluminum Corp.*
245,000	4.625%, 03/01/28	$220,319
28,000	4.500%, 06/01/31	22,979
58,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	48,762
284,000	Mercer International, Inc. 5.125%, 02/01/29	233,150
200,000	OCI, NV* 6.700%, 03/16/33	198,060
	Owens-Brockway Glass Container, Inc.*
175,000	6.625%, 05/13/27	174,561
160,000	7.250%, 05/15/31	162,821
200,000	Silgan Holdings, Inc. 4.125%, 02/01/28	183,308
113,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	66,516

		2,917,490

	Other (0.0%)
	Gen Digital, Inc.*
100,000	7.125%, 09/30/30^	100,876
100,000	6.750%, 09/30/27	100,441

		201,317

	Real Estate (0.2%)
174,000	EPR Properties 3.750%, 08/15/29	143,275
	Forestar Group, Inc.*
187,000	5.000%, 03/01/28	174,207
110,000	3.850%, 05/15/26	102,515
248,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	211,075
105,000	Service Properties Trust 5.250%, 02/15/26	95,963

		727,035

	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
220,000	6.750%, 01/15/30	189,226
107,000	4.625%, 01/15/29	93,884

		283,110

	Utilities (0.1%)
79,000	PPL Capital Funding, Inc.‡ 8.203%, 03/30/67 3 mo. LIBOR + 2.67%	71,604
260,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	241,998
	Vistra Corp.*‡
105,000	7.000%, 12/15/26 5 year CMT + 5.74%	94,666
50,000	8.000%, 10/15/26 5 year CMT + 6.93%	47,663

		455,931

	TOTAL CORPORATE BONDS (Cost $69,608,485)	66,733,750

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (32.5%)

		Communication Services (2.6%)
200,000	EUR	America Movil, BV 0.000%, 03/02/24	$235,144
325,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	476,820
159,000		Cable One, Inc.µ 0.000%, 03/15/26	130,930
20,000,000	JPY	CyberAgent, Inc.µ 0.000%, 02/19/25	140,324
3,576,000		Liberty Media Corp.* 2.250%, 08/15/27	3,775,541
		Sea, Ltd.
5,311,000		2.375%, 12/01/25	5,703,855
604,000		0.250%, 09/15/26	486,727
538,000		Snap, Inc.µ 0.125%, 03/01/28	388,974
200,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	169,962
157,000		Zillow Group, Inc. 1.375%, 09/01/26	207,717

			11,715,994

		Consumer Discretionary (7.5%)
203,000		Airbnb, Inc.µ 0.000%, 03/15/26	182,702
145,000		Booking Holdings, Inc. 0.750%, 05/01/25	234,356
353,000		Burlington Stores, Inc. 2.250%, 04/15/25	382,532
		DISH Network Corp.
430,000		2.375%, 03/15/24µ	396,421
397,000		0.000%, 12/15/25	242,448
2,335,000		DraftKings Holdings, Inc.µ 0.000%, 03/15/28	1,804,278
		Etsy, Inc.
229,000		0.125%, 10/01/26	303,153
161,000		0.125%, 09/01/27µ	141,781
251,000		Farfetch, Ltd.µ 3.750%, 05/01/27	203,185
		Flight Centre Travel Group, Ltd.
2,600,000	AUD	2.500%, 11/17/27	2,205,327
200,000	AUD	1.625%, 11/01/28	135,240
11,210,000		Ford Motor Company~ 0.000%, 03/15/26	11,476,686
100,000	EUR	HelloFresh, SEµ 0.750%, 05/13/25	101,842
2,740,000		IMAX Corp.µ 0.500%, 04/01/26	2,572,339
161,000		Liberty Broadband Corp.*µ 3.125%, 03/31/53	164,542
214,000		Lucid Group, Inc.* 1.250%, 12/15/26	143,511
296,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	291,326
920,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	871,930
400,000		Meituan0. 000%, 04/27/28	333,032
40,000,00	0JPY	Mercari, Inc. 0.000%, 07/14/28	209,378
		Ocado Group, PLC
100,000	GBP	0.875%, 12/09/25	113,661

See accompanying Notes to Schedule of Investments

7

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
100,000	GBP	0.750%, 01/18/27µ	$98,134
339,000		PDD Holdings, Inc. 0.000%, 12/01/25	331,579
158,000		Rivian Automotive, Inc.* 4.625%, 03/15/29	254,382
194,000		Royal Caribbean Cruises, Ltd.* 6.000%, 08/15/25	445,663
100,000	EUR	Shop Apotheke Europe, NVµ 0.000%, 01/21/28	94,867
162,000		Stride, Inc. 1.125%, 09/01/27	158,084
17,000		Tesla, Inc. 2.000%, 05/15/24	220,408
314,000		Vroom, Inc. 0.750%, 07/01/26	162,508
		Wayfair, Inc.
318,000		0.625%, 10/01/25µ	273,270
302,000		3.500%, 11/15/28*	563,505
168,000		1.000%, 08/15/26µ	146,074
1,900,000	GBP	WH Smith, PLC 1.625%, 05/07/26	2,145,638
4,573,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	5,065,283
5,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 05/21/25	676,519

			33,145,584

		Consumer Staples (1.5%)
2,500,000	EUR	Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26	2,747,762
20,000,000	JPY	Nippn Corp. 0.000%, 06/20/25	144,478
4,975,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	3,562,917

			6,455,157

		Energy (0.5%)
1,650,000		Nabors Industries, Inc.*µ 1.750%, 06/15/29	1,440,912
306,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	373,764
170,000		Pioneer Natural Resources Company 0.250%, 05/15/25	407,641
		SunEdison, Inc.@
2,261,000		0.250%, 01/15/49*	22,610
275,000		2.000%, 10/01/49	2,750

			2,247,677

		Financials (2.4%)
41,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCAµ 0.000%, 07/25/24	4,961,700
192,000		Coinbase Global, Inc.µ 0.500%, 06/01/26	146,826
300,000	EUR	Corestate Capital Holding, SA 1.375%, 07/31/23	50,550
100,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	85,821
100,000	EUR	JPMorgan Chase Bank NA 0.000%, 02/18/24	116,952
200,000	EUR	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§ 0.000%, 01/14/25	228,601

PRINCIPAL AMOUNT			VALUE
200,000	EUR	LEG Immobilien, SE 0.875%, 09/01/25	$201,288
314,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	352,088
200,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	223,350
610,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	4,295,534

			10,662,710

		Health Care (2.1%)
164,000		Alnylam Pharmaceuticals, Inc.*µ 1.000%, 09/15/27	160,136
1,768,000		BioMarin Pharmaceutical, Inc.µ 0.599%, 08/01/24	1,728,185
135,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	85,501
172,000		CONMED Corp. 2.250%, 06/15/27	180,736
		Dexcom, Inc.
2,220,000		0.250%, 11/15/25	2,337,505
156,000		0.375%, 05/15/28*	157,799
100,000	EUR	GN Store Nord ASµ 0.000%, 05/21/24	105,152
205,000		Haemonetics Corp.µ 0.000%, 03/01/26	177,532
		Halozyme Therapeutics, Inc.
206,000		0.250%, 03/01/27µ	180,357
170,000		1.000%, 08/15/28*	170,445
73,000		Innoviva, Inc. 2.500%, 08/15/25	73,746
158,000		Insmed, Inc. 0.750%, 06/01/28	136,935
162,000		Integer Holdings Corp.* 2.125%, 02/15/28	198,468
167,000		Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	156,439
163,000		Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	153,923
156,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	162,126
101,000		Lantheus Holdings, Inc.* 2.625%, 12/15/27	134,160
30,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	212,489
181,000		NeoGenomics, Inc.µ 0.250%, 01/15/28	134,139
165,000		NuVasive, Inc.µ 0.375%, 03/15/25	150,678
145,000		Omnicell, Inc.µ 0.250%, 09/15/25	139,328
135,000		Pacira BioSciences, Inc.µ 0.750%, 08/01/25	124,683
163,000		Sarepta Therapeutics, Inc.*µ 1.250%, 09/15/27	173,664
155,000		Tandem Diabetes Care, Inc.*µ 1.500%, 05/01/25	144,576
1,491,000		TransMedics Group, Inc.* 1.500%, 06/01/28	1,818,677

			9,197,379

		Industrials (2.9%)
1,744,000		Axon Enterprise, Inc.* 0.500%, 12/15/27	1,801,831

See accompanying Notes to Schedule of Investments

8

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
100,000	EUR	Duerr, AG 0.750%, 01/15/26	$113,363
196,000		John Bean Technologies Corp. 0.250%, 05/15/26	187,938
200,000		L&F Company Ltd. 2.500%, 04/26/30	178,770
161,000		Middleby Corp. 1.000%, 09/01/25	203,034
1,999,000		Parsons Corp. 0.250%, 08/15/25	2,340,729
2,700,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	3,081,341
2,200,000	EUR	Rheinmetall AG 1.875%, 02/07/28	2,555,061
159,600	EUR	Schneider Electric, SE 0.000%, 06/15/26	322,340
176,000		Southwest Airlines Company~ 1.250%, 05/01/25	194,248
1,400,000	EUR	SPIE, SA 2.000%, 01/17/28	1,579,014
393,000		Sunrun, Inc.µ 0.000%, 02/01/26	293,013

			12,850,682

		Information Technology (7.9%)
223,000		Affirm Holdings, Inc.µ 0.000%, 11/15/26	165,508
190,000		Akamai Technologies, Inc. 0.125%, 05/01/25	207,776
1,500,000	EUR	Amadeus IT Group, SA 1.500%, 04/09/25	2,060,128
		BILL Holdings, Inc.µ
208,000		0.000%, 04/01/27	171,746
94,000		0.000%, 12/01/25	101,108
3,175,000		Block, Inc.µ 0.125%, 03/01/25	3,150,044
210,000		Cloudflare, Inc.µ 0.000%, 08/15/26	180,619
213,000		Confluent, Inc.µ 0.000%, 01/15/27	177,966
2,251,000		CyberArk Software, Ltd. 0.000%, 11/15/24	2,644,542
2,677,000		Datadog, Inc. 0.125%, 06/15/25	3,687,969
447,000		DigitalOcean Holdings, Inc.µ 0.000%, 12/01/26	356,746
207,000		Dropbox, Inc. 0.000%, 03/01/28	199,718
381,000	CAD	Dye & Durham, Ltd.*µ 3.750%, 03/01/26	226,811
411,000		Fastly, Inc.µ 0.000%, 03/15/26	344,418
357,000		Five9, Inc. 0.500%, 06/01/25	354,733
17,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	2,476,792
175,000		LivePerson, Inc.µ 0.000%, 12/15/26	128,200
324,000		Lumentum Holdings, Inc.µ 0.500%, 12/15/26	279,897
451,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	522,141
418,000		MicroStrategy, Inc.µ 0.000%, 02/15/27	301,608
447,000		NCL Corp. Ltd.µ 1.125%, 02/15/27	419,501

PRINCIPAL AMOUNT			VALUE
200,000	EUR	Nexi S.p.Aµ 1.750%, 04/24/27	$193,450
162,000		Nice, Ltd. 0.000%, 09/15/25	160,756
413,000		Okta, Inc.µ 0.125%, 09/01/25	376,260
		ON Semiconductor Corp.
3,204,000		0.500%, 03/01/29*	3,925,445
202,000		0.000%, 05/01/27	416,704
148,000		Palo Alto Networks, Inc. 0.375%, 06/01/25	373,250
173,000		Pegasystems, Inc.µ 0.750%, 03/01/25	159,105
296,000		Repay Holdings Corp.*µ 0.000%, 02/01/26	244,644
320,000		RingCentral, Inc.µ 0.000%, 03/15/26	266,858
360,000,000	JPY	Rohm Company, Ltd. 0.000%, 12/05/24	2,811,626
40,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	370,708
139,000		Shift4 Payments, Inc. 0.000%, 12/15/25	151,201
3,200,000		SK Hynix, Inc. 1.750%, 04/11/30	4,207,360
148,300	EUR	SOITEC 0.000%, 10/01/25	329,448
190,000		Splunk, Inc. 1.125%, 09/15/25	190,380
200,000		Tyler Technologies, Inc. 0.250%, 03/15/26	201,032
1,973,000		Unity Software, Inc.µ 0.000%, 11/15/26	1,583,332
200,000		Win Semiconductors Corp. 0.000%, 01/14/26	170,274
318,000		Wix.com, Ltd. 0.000%, 08/15/25	283,208
170,000		Workiva, Inc. 1.125%, 08/15/26	244,603
265,000		Xero Investments, Ltd. 0.000%, 12/02/25	239,454
145,000		Zscaler, Inc. 0.125%, 07/01/25	178,437

			35,235,506

		Materials (3.1%)
214,000		Amyris, Inc. 1.500%, 11/15/26	39,051
6,400,000		Glencore Funding, LLC 0.000%, 03/27/25	6,881,728
950,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	1,448,959
2,700,000		LG Chem, Ltd. 1.250%, 07/18/28	2,851,821
2,154,000		Lithium Americas Corp.µ 1.750%, 01/15/27	1,662,672
20,000,000	JPY	Nippon Steel Corp. 0.000%, 10/05/26	186,587
400,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	638,493

			13,709,311

		Other (0.6%)
3,440,000	EUR	Edenred 0.000%, 09/06/24	2,400,538

See accompanying Notes to Schedule of Investments

9

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
110,000		Multiplan Corp.* 6.000%, 10/15/27	$75,050

			2,475,588

		Real Estate (0.9%)
2,900,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	3,428,362
330,000		Redfin Corp.µ 0.000%, 10/15/25	272,854
200,000		Vingroup, JSC 3.000%, 04/20/26	173,870

			3,875,086

		Utilities (0.5%)
318,000		American Water Capital Corp.* 3.625%, 06/15/26	323,772
1,466,000		CMS Energy Corp.* 3.375%, 05/01/28	1,461,851
320,000		PPL Capital Funding, Inc.* 2.875%, 03/15/28	309,136
160,000		Southern Company* 3.875%, 12/15/25	160,696

			2,255,455

		TOTAL CONVERTIBLE BONDS (Cost $154,791,739)	143,826,129

BANK LOANS (13.1%) ¡

		Airlines (0.1%)
180,500		American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	187,193
176,000		Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	183,810

			371,003

		Communication Services (2.1%)
1,250,000		APi Group DE, Inc.! 0.000%, 01/03/29	1,254,244
1,840,000		Charter Communications Operating LLC! 0.000%, 02/01/27	1,829,429
336,000		Clear Channel Outdoor Holdings, Inc.‡ 8.851%, 08/21/26 3 mo. SOFR + 3.50%	326,340
875		Clear Channel Outdoor Holdings, Inc.‡ 8.933%, 08/21/26 1 mo. SOFR + 3.50%	850
159,083		CMG Media Corp.‡ 8.842%, 12/17/26 3 mo. SOFR + 3.50%	144,879
293,948		DIRECTV Financing, LLC‡ 10.433%, 08/02/27 1 mo. SOFR + 5.00%	292,571
320,000		Entercom Media Corp.‡ 8.131%, 11/18/24 3 mo SOFR + 2.50%	176,229
1,250,000		Go Daddy Operating Company, LLC! 0.000%, 11/09/29	1,253,306

PRINCIPAL AMOUNT		VALUE
1,250,000	Match Group, Inc.! 0.000%, 02/13/27	$1,246,875
1,250,000	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	1,251,463
73,805	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	73,891
110,000	Telesat Canada‡ 8.183%, 12/07/26 1 mo. SOFR + 2.75%	67,660
103,950	Univision Communications, Inc.‡ 9.492%, 06/24/29 3 mo. SOFR + 4.25%	104,048
1,250,000	Virgin Media Bristol, LLC! 0.000%, 01/31/28	1,219,300

		9,241,085

	Consumer Discretionary (2.2%)
1,250,000	Adient US LLC! 0.000%, 04/10/28	1,253,256
1,250,000	Aramark Services, Inc.! 0.000%, 06/22/30	1,250,000
209,475	Caesars Entertainment, Inc‡ 8.555%, 02/06/30 1 mo. SOFR + 3.25%	209,868
209,475	Hanesbrands, Inc.‡ 9.055%, 03/08/30 1 mo. SOFR + 3.75%	209,672
1,500,000	KFC Holding Company‡ 7.094%, 03/15/28 1 mo. SOFR + 1.75%	1,498,125
122,430	Life Time Fitness, Inc.‡ 10.050%, 01/15/26 3 mo. SOFR + 4.75%	123,094
1,250,000	Murphy USA, Inc.! 0.000%, 01/31/28	1,256,250
1,250,000	PENN Entertainment, Inc.‡ 8.169%, 05/03/29 1 mo. SOFR + 2.75%	1,250,000
107,019	PENN Entertainment, Inc.‡ 8.169%, 05/03/29 1 mo. SOFR + 2.75%	107,019
374,146	Petco Health and Wellness Company, Inc.‡ 8.754%, 03/03/28 3 mo. SOFR + 3.25%	373,409
382,065	PetSmart, Inc.‡ 9.169%, 02/11/28 1 mo. SOFR + 3.75%	382,405
195,500	SkyMiles IP, Ltd.‡ 9.076%, 10/20/27 3 mo. SOFR + 3.75%	203,531
1,250,000	Station Casinos, LLC! 0.000%, 02/08/27	1,247,356
139,912	TKC Holdings, Inc.‡ 10.933%, 05/15/28 1 mo. LIBOR + 5.50%	131,853
55,000	Windsor Holdings III, LLC! 0.000%, 06/21/30	54,908
363,825	WW International, Inc.‡ 8.933%, 04/13/28 1 mo. SOFR + 3.50%	274,839

		9,825,585

See accompanying Notes to Schedule of Investments

10

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.0%)
110,000	United Natural Foods, Inc.! 0.000%, 10/22/25	$110,305

	Energy (0.1%)
204,488	Par Petroleum, LLC‡ 9.614%, 02/28/30 3 mo. SOFR + 4.25%	203,636

	Financials (1.3%)
209,474	Alliant Holdings Intermediate, LLC‡ 8.722%, 11/05/27 1 mo. SOFR + 3.50%	209,321
165,000	Amynta Agency Borrower, Inc.‡ 10.419%, 02/28/28 1 mo. SOFR + 5.00%	162,952
213,379	AssuredPartners, Inc.‡ 8.819%, 02/12/27 1 mo. SOFR + 3.50%	212,579
1,500,000	Avolon TLB Borrower 1 (US), LLC‡ 7.755%, 06/22/28 1 mo. SOFR + 2.50%	1,502,182
165,000	Avolon TLB Borrower 1 (US), LLC 7.755%, 06/22/28 1 mo. SOFR + 2.50%	165,240
1,250,000	Castlelake Aviation Ltd.! 0.000%, 10/22/26	1,251,250
109,450	Castlelake Aviation, Ltd.‡ 8.004%, 10/22/27 3 mo. SOFR + 2.75%	109,528
208,950	Hub International, Ltd.‡ 9.060%, 11/10/29 3 mo. SOFR + 4.00%	209,624
1,250,000	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	1,250,087
264,968	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	264,987
292,050	VFH Parent, LLC‡ 8.405%, 01/13/29 1 mo. SOFR + 3.00%	291,101

		5,628,851

	Health Care (2.6%)
374,747	Amneal Pharmaceuticals, LLC‡ 8.933%, 05/04/25 1 mo. SOFR + 3.50%	357,415
1,077,652	Avantor Funding, Inc.‡ 7.669%, 11/08/27 1 mo. SOFR + 2.25%	1,079,274
52,250	Bausch Health Companies, Inc.‡ 10.605%, 02/01/27 1 mo. SOFR + 5.25%	42,797
1,500,000	DaVita, Inc.! 0.000%, 08/12/26	1,484,880
1,250,000	Elanco Animal Health, Inc.! 0.000%, 08/01/27	1,233,113
1,250,000	Horizon Therapeutics USA, Inc.! 0.000%, 03/15/28	1,249,738
1,000,700	Icon Luxembourg Sarl‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	1,002,801

PRINCIPAL AMOUNT		VALUE
126,908	Icon Luxembourg Sarl‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	$127,175
1,250,000	IQVIA, Inc.! 0.000%, 06/11/25	1,252,062
292,031	Mallinckrodt International Finance, SA‡ 10.619%, 09/30/27 1 mo. SOFR + 5.25%	221,898
1,250,000	Organon & Company‡ 8.257%, 06/02/28 1 mo. SOFR + 3.00%	1,248,206
235,294	Padagis, LLC‡ 10.280%, 07/06/28 3 mo. SOFR + 4.75%	227,844
1,250,000	Perrigo Investments, LLC! 0.000%, 04/20/29	1,245,313
249,300	PRA Health Sciences, Inc. 7.754%, 07/03/28 3 mo. SOFR + 2.25%	249,825
31,619	PRA Health Sciences, Inc.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	31,685
636,015	Team Health Holdings, Inc.‡ 10.569%, 03/02/27 1 mo. SOFR + 5.25%	439,756

		11,493,782

	Industrials (2.8%)
107,800	ACProducts, Inc.‡ 9.754%, 05/17/28 3 mo. LIBOR + 4.25%	93,058
138,600	Air Canada‡ 8.839%, 08/11/28 3 mo. LIBOR + 3.50%	138,847
1,250,000	Beacon Roofing Supply, Inc.! 0.000%, 05/19/28	1,251,369
1,500,000	Berry Global, Inc.! 0.000%, 07/01/26	1,500,645
987,937	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	992,259
535,000	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	537,341
1,250,000	Emrld Borrower, LP‡ 8.264%, 05/31/30 3 mo. SOFR + 3.00%	1,252,350
134,297	Emrld Borrower, LP‡ 8.264%, 05/31/30 3 mo. SOFR + 3.00%	134,549
1,250,000	H.B. Fuller Company! 0.000%, 02/15/30	1,255,344
1,250,000	Jeld-Wen, Inc.! 0.000%, 07/28/28	1,246,781
1,250,000	Scientific Games International, Inc.‡ 8.302%, 04/14/29 1 mo. SOFR + 3.00%	1,249,900
198,000	Scientific Games International, Inc.‡ 8.302%, 04/14/29 1 mo. SOFR + 3.00%	197,984
124,375	Summit Materials, LLC‡ 8.492%, 12/14/27 6 mo. SOFR + 3.00%	125,230

See accompanying Notes to Schedule of Investments

11

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,250,000	TransDigm, Inc.! 0.000%, 08/24/28	$1,252,638
1,000,000	United Airlines, Inc.‡ 9.292%, 04/21/28 3 mo. LIBOR + 3.75%	1,003,125
221,733	United Airlines, Inc.‡ 9.292%, 04/21/28 3 mo. LIBOR + 3.75%	222,426

		12,453,846

	Information Technology (0.5%)
203,415	Dun & Bradstreet Corp.‡ 8.291%, 02/06/26 1 mo. SOFR + 3.00%	203,447
751,400	Open Text Corp.! 0.000%, 01/31/30	753,515
751,400	SS&C Technologies, Inc.! 0.000%, 03/22/29	751,746
498,600	SS&C Technologies, Inc.! 0.000%, 03/22/29	498,829

		2,207,537

	Information Technology (0.4%)
207,917	Banff Merger Sub, Inc.‡ 9.183%, 10/02/25 1 mo. SOFR + 3.75%	207,658
172,944	Camelot U.S. Acquisition LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	172,999
49,750	CDK Global, Inc.‡ 9.492%, 07/06/29 3 mo. SOFR + 4.25%	49,830
1,447,080	II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	1,448,527

		1,879,014

	Materials (0.8%)
110,192	American Axle and Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	110,238
47,407	American Axle and Manufacturing, Inc.‡ 8.436%, 12/13/29 1 mo. SOFR + 3.50%	47,427
1,500,000	Axalta Coating Systems U.S. Holdings, Inc.! 0.000%, 12/20/29	1,505,858
1,070,000	Chemours Company! 0.000%, 04/03/25	1,069,556
215,000	Ineos US Finance, LLC‡ 8.805%, 02/18/30 1 mo. SOFR + 3.50%	213,052
263,140	Innophos, Inc.‡ 8.683%, 02/05/27 1 mo. SOFR + 3.25%	263,552
108,625	LSF11 A5 HoldCo, LLC‡ 8.933%, 10/15/28 1 mo. SOFR + 3.50%	107,765
105,000	LSF11 A5 Holdco, LLC‡ 9.669%, 10/15/28 1 mo. SOFR + 4.25%	104,803
114,707	Trinseo Materials Operating SCA! 0.000%, 05/03/28	91,471

PRINCIPAL AMOUNT			VALUE
204,229		WR Grace & Company‡ 9.313%, 09/22/28 3 mo. LIBOR + 3.75%	$204,204

			3,717,926

		Special Purpose Acquisition Companies (0.2%)
210,000		AP Core Holdings II, LLC‡ 10.933%, 09/01/27 1 mo. SOFR + 5.50%	203,657
108,900		Clydesdale Acquisition Holdings, Inc.‡ 9.594%, 04/13/29 1 mo. SOFR + 4.18%	108,054
54,313		Fertitta Entertainment, LLC‡ 9.319%, 01/27/29 1 mo. SOFR + 4.00%	53,822
228,275		Oscar AcquisitionCo, LLC‡ 9.842%, 04/29/29 3 mo. SOFR + 4.50%	225,661
198,500		Patagonia Holdco, LLC‡ 10.789%, 08/01/29 3 mo. SOFR + 5.75%	171,538

			762,732

		TOTAL BANK LOANS (Cost $58,494,807)	57,895,302

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (1.1%)

		Energy (0.0%)
5		Gulfport Energy Corp. 10.000%, 08/31/23 15.000% PIK rate	36,875

		Financials (0.3%)
417		Bank of America Corp.~‡‡ 7.250%, 01/01/00	507,906
3,178		KKR & Company, Inc. 6.000%, 09/15/23	222,015
413		Wells Fargo & Company - Class A~‡‡ 7.500%, 01/01/00	486,923

			1,216,844

		Utilities (0.8%)
1,995		AES Corp.^ 6.875%, 02/15/24	170,752
		NextEra Energy, Inc.
41,636		6.219%, 09/01/23	2,060,982
35,211		6.926%, 09/01/25~	1,610,199

			3,841,933

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,431,652)	5,095,652

COMMON STOCKS (77.9%)

		Communication Services (4.9%)
58,500		Alphabet, Inc. - Class A#	7,764,120
4,575		Altice USA, Inc. - Class Aµ#	15,509
4,050		Baidu, Inc. (ADR)#	631,759
79,900	HKD	Baidu, Inc. - Class Aµ#	1,562,108

See accompanying Notes to Schedule of Investments

12

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
1,735		Cumulus Media, Inc. - Class Aµ#	$11,000
1		Frontier Communications Parent, Inc.^#	18
96,000	EUR	Orange, SAµ	1,085,168
66,700	HKD	Tencent Holdings, Ltd.µ	3,065,607
89,070		Tencent Holdings, Ltd. (ADR)~	4,091,876
1,176,545	GBP	Vodafone Group, PLCµ	1,119,200
26,395		Walt Disney Company~#	2,346,252

			21,692,617

		Consumer Discretionary (10.6%)
124,700	HKD	Alibaba Group Holding, Ltd.µ#	1,593,588
8,175		Alibaba Group Holding, Ltd. (ADR)^~#	835,158
24,320	PLN	Allegro.eu, SA*#	214,417
165,500	MXN	Alsea, SAB de CV#	576,013
89,300		Amazon.com, Inc.^µ#	11,937,624
170,400	SAR	Americana Restaurants International, PLC	174,242
51,097		Aptiv, PLCµ#	5,594,610
3,219		Arcos Dorados Holdings, Inc. - Class A	36,375
3,900	BRL	Arezzo Industria e Comercio, SA	67,959
279,700	PHP	Bloomberry Resorts Corp.#	60,397
12,500	CNY	BYD Company, Ltd. - Class A	477,186
20,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	365,902
650		Chipotle Mexican Grill, Inc. - Class Aµ#	1,275,482
1,110	EUR	CIE Automotive, SAµ	34,788
17,600		Coupang, Inc. - Class A#	319,440
75,428	BRL	Cyrela Brazil Realty, SA Empreendimentos e Participacoes	379,951
9,855	INR	Dixon Technologies India, Ltd.	494,407
83,000		DraftKings, Inc. - Class Aµ#	2,637,740
161,219	HKD	JD.com, Inc. - Class Aµ	3,337,810
173,000	HKD	Jiumaojiu International Holdings, Ltd.*^	341,423
258,900	INR	Kalyan Jewellers India, Ltd.	551,316
8,700	KRW	Kia Corp.	564,624
123,000	HKD	Li Ning Company, Ltd.µ	749,861
4,845	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	4,499,879
32,200	INR	Mahindra & Mahindra, Ltd.	577,665
11,470	HKD	Meituan - Class B*µ#	218,964
1,295		MercadoLibre, Inc.µ#	1,603,275
1,700	JPY	Nextage Company, Ltd.^	44,652
42,480		NIO, Inc.#	649,944
46,160		On Holding, AG - Class A^#	1,661,760
43,600	HKD	Prada, S.p.A~	310,337
8,200	EUR	Prosus, NV~#	648,680
12,900	HKD	Samsonite International, SA*~#	38,444
236,800	HKD	Sands China, Ltd.~#	912,275
48,000	INR	Tata Motors, Ltd.	376,629
7,500		Tesla, Inc.µ#	2,005,725
2,525	INR	TVS Motor Company, Ltd.	42,333
8,870	AUD	Webjet, Ltd.^#	47,082
67,300	HKD	Wynn Macau, Ltd.µ#	70,383
10,100	HKD	Yum China Holdings, Inc.µ	621,961

			46,950,301

		Consumer Staples (4.1%)
77,500	GBP	British American Tobacco, PLCµ	2,606,178
35,550		Coca-Cola Company^	2,201,611
5,000		Costco Wholesale Corp.µ	2,803,350
4,480	PLN	Dino Polska, SA*#	498,893

NUMBER OF SHARES			VALUE
63,550	MXN	Fomento Economico Mexicano, SAB de CV	$720,018
110,000	INR	ITC, Ltd.	622,702
1,500	JPY	Kobe Bussan Company, Ltd.^	39,953
2,600	CNY	Kweichow Moutai Company, Ltd. - Class A	686,285
21,000		Molson Coors Brewing Company - Class Bµ	1,465,170
20,500	CHF	Nestle, SAµ	2,511,642
21,280	CNY	Proya Cosmetics Company, Ltd. - Class A	336,481
95,528	BRL	Raia Drogasil, SA	585,238
1,000	JPY	Rohto Pharmaceutical Company, Ltd.~	21,315
67,100	JPY	Seven & i Holdings Company, Ltd.µ~	2,783,649
106,000	HKD	Smoore International Holdings, Ltd.*^	119,342
141,490	IDR	Sumber Alfaria Trijaya, Tbk PT	25,335

			18,027,162

		Energy (5.2%)
3,495	CAD	ARC Resources, Ltd.µ	52,797
100,600	CAD	Canadian Natural Resources, Ltd.µ	6,117,707
2,577		Chaparral Energy, Inc. - Class A&#	109,522
650		Chesapeake Energy Corp.^	54,821
17,600		Chevron Corp.µ~	2,880,416
14,985		Energy Transfer, LP	199,151
9,035		Enterprise Products Partners, LP	239,518
1,826		EP Energy Corp.&#	12,782
42,400		Helmerich & Payne, Inc.µ	1,898,248
2,930		Magellan Midstream Partners, LP	194,171
136,900	THB	PTT Exploration & Production, PCL	639,668
36,300	INR	Reliance Industries, Ltd.	1,125,423
98,974		Schlumberger, NVµ	5,774,143
82,300	GBP	Shell, PLC	2,494,328
36,000	EUR	Shell, PLC	1,107,391
3,570		TechnipFMC, PLCµ	65,474

			22,965,560

		Financials (11.3%)
373,000	HKD	AIA Group, Ltd.~	3,731,766
11,000		Aon, PLC - Class Aµ	3,503,500
188,400	BRL	B3, SA - Brasil Bolsa Balcao	593,637
73,150	BRL	Banco BTG Pactual, SA	526,108
1,133,979	IDR	Bank Central Asia, Tbk PT	686,773
7,125,700	IDR	Bank Mandiri Persero, Tbk PT	2,708,801
189,000		Bank of America Corp.µ~	6,048,000
5,174	EUR	Bank of Ireland Group, PLCµ	54,590
351,227	PHP	Bank of the Philippine Islands	732,361
8,250		Chubb, Ltd.µ	1,686,382
5,800	JPY	Concordia Financial Group, Ltd.	26,479
111,948	AED	First Abu Dhabi Bank, PJSC	446,160
66,200	MXN	Grupo Financiero Banorte, SAB de CV - Class O	627,724
19,025	KRW	Hana Financial Group, Inc.	586,265
300,876	INR	HDFC Bank, Ltd.	6,036,023
36,700		ICICI Bank, Ltd. (ADR)	901,719
133,716		Itau Unibanco Holding, SA (ADR)^	803,633
36,300	INR	Jio Financial Services, Ltd.	115,434
12,575		JPMorgan Chase & Companyµ~	1,986,347
156,300	THB	Kasikornbank PCL	578,209
4,120,000	GBP	Lloyds Banking Group, PLCµ	2,380,319

See accompanying Notes to Schedule of Investments

13

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
44,285		Morgan Stanleyµ	$4,054,735
80,200	EUR	National Bank of Greece, SA#	552,314
260,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class Hµ	1,894,552
24,653	SAR	Saudi National Bank	253,330
16,375	AUD	Steadfast Group, Ltd.µ	64,243
14,550		Visa, Inc. - Class Aµ~	3,458,971
111,125		Wells Fargo & Companyµ~	5,129,530

			50,167,905

		Health Care (7.4%)
8,400	INR	Apollo Hospitals Enterprise, Ltd.	529,971
23,100	GBP	AstraZeneca, PLCµ	3,318,920
14,977		Danaher Corp.µ	3,820,034
5,143	KRW	Dentium Company, Ltd.	580,007
15,250		Eli Lilly & Companyµ	6,931,888
3,940	GBP	Ergomed, PLC#	54,728
10,104		GE Healthcare, Inc.~#	788,112
12,075	EUR	Gerresheimer, AGµ	1,430,209
4,860		Humana, Inc.µ	2,220,194
8,520	BRL	Hypera, SA	77,943
21,210		Inmode, Ltd.µ#	910,121
4,208		Mallinckrodt, PLC^#	6,817
52,900		Novo Nordisk, A/S (ADR)~	8,522,190
1,020	SEK	Surgical Science Sweden, AB#	23,735
5,900		UnitedHealth Group, Inc.^µ	2,987,583
113,500	HKD	Wuxi Biologics Cayman, Inc.*~#	654,985

			32,857,437

		Industrials (9.3%)
21,800	EUR	Airbus, SEµ	3,211,140
37,029	EUR	Alstom, SA	1,133,837
1,900	JPY	BayCurrent Consulting, Inc.~	61,360
33,100	CAD	Canadian Pacific Kansas City, Ltd.^	2,723,505
12,780	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	426,097
26,100	INR	Cummins India, Ltd.	624,601
955	EUR	DO & CO, AG	129,047
850	JPY	Ebara Corp.~	40,169
30,312		General Electric Companyµ	3,462,843
1,400	JPY	Harmonic Drive Systems, Inc.^	38,559
16,220	INR	Hindustan Aeronautics, Ltd.	782,188
5,200	JPY	INFRONEER Holdings, Inc.	50,638
90,000	PHP	International Container Terminal Services, Inc.	355,680
925	EUR	Interpump Group S.p.A^	50,328
1,300	JPY	Japan Airport Terminal Company, Ltd.~	60,581
2,000	JPY	Japan Elevator Service Holdings Company, Ltd.~	24,735
239	GBP	Judges Scientific, PLC	29,016
51,500	JPY	Komatsu, Ltd.~	1,442,743
29,250	INR	Larsen & Toubro, Ltd.	954,622
339,660	GBP	Melrose Industries, PLC	2,311,577
8,770	SEK	Munters Group, AB*	111,312
35,300	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	229,828
35,000		Quanta Services, Inc.µ	7,056,700
1,194,000	GBP	Rolls-Royce Holdings, PLCµ#	2,831,138
152,270	BRL	Rumo, SA	748,349
219,700	CNY	Sany Heavy Industry Company, Ltd. - Class A	546,588
25,600	EUR	Schneider Electric, SEµ	4,566,324

NUMBER OF SHARES			VALUE
54,502	CNY	Shanghai International Airport Company, Ltd. - Class A#	$362,293
15,570	INR	Siemens, Ltd.	753,757
2,885	JPY	Sojitz Corp.~	68,496
1,295	CAD	Stantec, Inc.µ	87,698
2,600	JPY	THK Company, Ltd.~	52,125
25,700	EUR	Vinci, SAµ	3,018,398
18,250		Waste Management, Inc.µ~	2,989,167

			41,335,439

		Information Technology (22.1%)
18,300		Accenture, PLC - Class Aµ	5,789,205
45,945	TWD	Accton Technology Corp.	560,545
13,620	TWD	Alchip Technologies, Ltd.	866,925
226	EUR	Alten, SAµ	32,552
2,800	JPY	Appier Group, Inc.#	33,316
42,900		Apple, Inc.µ~	8,427,705
13,720		ASML Holding, NVµ	9,829,145
335	EUR	BE Semiconductor Industries, NV~	39,998
6,000		Cadence Design Systems, Inc.µ#	1,404,060
41,000	TWD	E Ink Holdings, Inc.	294,045
340	EUR	Elmos Semiconductor SE	30,283
1,740	EUR	Exclusive Networks, SA#	37,136
7,335	SEK	Fortnox, AB	45,021
47,200	CNY	Foxconn Industrial Internet Company, Ltd. - Class A	147,824
9,405	TWD	Global Unichip Corp.	491,924
945	KRW	HPSP Company, Ltd.	27,616
735	JPY	Ibiden Company, Ltd.~	44,673
14,500	CNY	Iflytek Company, Ltd. - Class A	127,657
28,901		Infosys, Ltd. (ADR)^	481,491
14,900	JPY	Keyence Corp.~	6,686,255
601	CAD	Kinaxis, Inc.µ#	81,605
270,000	HKD	Kingdee International Software Group Company, Ltd.~#	473,597
33,400	KRW	Koh Young Technology, Inc.	362,404
80,795	INR	KPIT Technologies, Ltd.	1,067,710
25,000	TWD	MediaTek, Inc.	550,123
33,400		Microsoft Corp.µ	11,219,728
540,000	EUR	Nokia Oyj	2,122,707
29,000		NVIDIA Corp.µ~	13,551,410
50,900		Oracle Corp.µ	5,967,007
4,050	GBP	Sage Group, PLCµ	48,716
29,340	KRW	Samsung Electronics Company, Ltd.	1,606,442
500	JPY	SCREEN Holdings Company, Ltd.~	54,025
7,400	JPY	SHIFT, Inc.~#	1,750,524
16,600	KRW	SK Hynix, Inc.	1,607,626
880,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	15,890,687
22,825		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	2,263,099
71,140	BRL	TOTVS, SA	444,855
60,065		Unity Software, Inc.µ#	2,753,380
93,700	CNY	Venustech Group, Inc. - Class A	384,027
7,700	CNY	Zhongji Innolight Company, Ltd. - Class A	138,127

			97,735,175

		Materials (1.9%)
10,006		Cemex, SAB de CV (ADR)#	76,246
1,180	CAD	ERO Copper Corp.µ#	28,367
219,750	AED	Fertiglobe, PLC	214,128

See accompanying Notes to Schedule of Investments

14

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
75,095		Freeport-McMoRan, Inc.^µ	$3,352,992
521,200	NOK	Norsk Hydro, ASA~	3,413,557
16,900	ZAR	Sasol, Ltd.	235,959
1,745	EUR	SOL S.p.A	49,273
21,200		Vale, SA (ADR)	310,156
550,000	HKD	Zijin Mining Group Company, Ltd.- Class H~	949,918

			8,630,596

		Real Estate (0.6%)
935,500	PHP	Ayala Land, Inc.	467,147
447,615	MXN	Corp. Inmobiliaria Vesta SAB de CV	1,622,855
88,900	INR	DLF, Ltd.	559,721
245	EUR	VGP, NV	26,157

			2,675,880

		Special Purpose Acquisition Company (0.0%)#
2,835		Intelsat Emergence, SA&#	65,205

		Utilities (0.5%)
45,801	EUR	Engie,SA#	750,841
29,000	EUR	RWE, AGµ	1,248,120

			1,998,961

		TOTAL COMMON STOCKS (Cost $425,571,605)	345,102,238

PREFERRED STOCKS (0.3%)

		Consumer Discretionary (0.1%)
1,597		Guitar Center, Inc.&	203,617

		Energy (0.1%)
8,220		NuStar Energy, LP‡^ 11.151%, 08/30/23 3 mo. LIBOR + 5.64%	199,582
3,725		NuStar Energy, LP‡ 12.274%, 08/30/23 3 mo. LIBOR + 6.77%	95,211
8,335		NuStar Logistics, LP‡ 12.304%, 01/15/43 3 mo. LIBOR + 6.73%	218,960

			513,753

		Industrials (0.1%)
206,950	BRL	Randon, SA Implementos e Participacoes	544,427

		TOTAL PREFERRED STOCKS (Cost $1,227,872)	1,261,797

WARRANTS (0.0%) #

		Energy (0.0%)
13,401		Mcdermott International, Ltd.& 06/30/27, Strike $15.98	2
12,061		Mcdermott International, Ltd. 06/30/27, Strike $12.33	1

		TOTAL WARRANTS (Cost $5,152)	3

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)

	Other (0.1%)
310,000	United States Treasury Note^ 2.250%, 03/31/24 (Cost $309,490)	$303,745

ASSET BACKED SECURITY (0.0%)

	Other (0.0%)
170,000	SVC ABS, LLC Series 2023-1A, Class C*~ 6.700%, 02/20/53 (Cost $155,685)	153,140

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%) #

	Communication Services (0.0%)
105 1,637,895	Baidu, Inc. Call, 12/15/23, Strike $160.00	179,025

	Consumer Discretionary (0.1%)
2,250 2,542,500	Arcos Dorados Holdings, Inc. Call, 11/17/23, Strike $12.50	90,000
390 1,669,200	Li Auto, Inc. Call, 12/15/23, Strike $45.00	211,575
8 213,944	Tesla, Inc. Put, 09/01/23, Strike $280.00	16,060

		317,635

	Financials (0.1%)
1,320 3,243,240	ICICI Bank, Ltd. Call, 01/19/24, Strike $24.00	247,500

	Health Care (0.0%)
520 2,231,320	Inmode, Ltd. Call, 01/19/24, Strike $47.50	158,600

	Information Technology (0.0%)
34 1,588,786	NVIDIA Corp. Call, 11/17/23, Strike $500.00	146,370

	Materials (0.1%)
3,350 2,552,700	Cemex, Sab De CV Call, 01/19/24, Strike $8.00	201,000

	Other (0.3%)
2,460 94,385,280	Invesco QQQ Trust Series 1 Put, 11/17/23, Strike $330.00	707,250
	iShares MSCI EAFE ETF
4,000 29,784,000	Put, 12/15/23, Strike $60.00	74,000
1,100 7,432,700	Call, 01/19/24, Strike $71.00	275,000
20 9,177,920	S&P 500 Index Put, 12/29/23, Strike $4,200.00	103,300
700 32,045,300	SPDR S&P 500 ETF Trust Put, 12/15/23, Strike $360.00	113,050

See accompanying Notes to Schedule of Investments

15

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
96 595,843	EUR	TotalEnergies, SE Call, 12/15/23, Strike 55.05	$34,022

			1,306,622

		TOTAL PURCHASED OPTIONS (Cost $8,007,441)	2,556,752

TOTAL INVESTMENTS (140.6%) (Cost $723,603,928)			622,928,508

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-15.8%)			(70,000,000)

LIABILITIES, LESS OTHER ASSETS (-24.8%)			(109,976,500)

NET ASSETS (100.0%)			$442,952,008

WRITTEN OPTION (0.0%) #

		Other (0.0%)
20 9,177,920		S&P 500 Index Put, 12/29/23, Strike $3,500.00 (Premium $34,139)	(30,700)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $233,114,286.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $39,745,498.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡‡	Perpetual maturity.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SAR	Saudi Riyal
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

16

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2023

	Value	% of Total Investments

US Dollar	$425,425,730	68.3%
European Monetary Unit	46,700,228	7.5%
Hong Kong Dollar	28,761,932	4.6%
Japanese Yen	21,695,371	3.5%
British Pound Sterling	19,637,374	3.2%
New Taiwan Dollar	18,654,249	3.0%
Indian Rupee	15,214,502	2.4%
Canadian Dollar	12,881,407	2.1%
South Korean Won	5,334,984	0.9%
Chinese Yuan Renminbi	4,228,295	0.7%
Brazilian Real	3,968,467	0.6%
Mexican Peso	3,546,610	0.6%
Indonesian Rupiah	3,420,909	0.5%
Norwegian Krone	3,413,557	0.5%
Swiss Franc	2,511,642	0.4%
Australian Dollar	2,451,892	0.4%
Philippine Peso	1,615,585	0.3%
Thai Baht	1,217,877	0.2%
Polish Zloty	713,310	0.1%
UAE Dirham	660,288	0.1%
Saudi Riyal	427,572	0.1%
South African Rand	235,959	—%
Swedish Krona	180,068	—%

Total Investments	$622,897,808	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

17

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”, or “Trust”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. Under normal circumstances, the Fund will invest primarily in a globally diversified portfolio of convertible instruments, common and preferred stocks, and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board of Trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board of Trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2023 was as follows*:

Cost basis of investments	$723,569,789

Gross unrealized appreciation	15,183,488
Gross unrealized depreciation	(115,855,469)

Net unrealized appreciation (depreciation)	$(100,671,981)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

The Fund has MRPS issued with an aggregate liquidation preference of $70,000,000, divided into four series with different mandatory redemption dates and dividend rates.

The table below summarizes the key terms of each series of the MRPS at July 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E	5/24/27	2.68%	860	$25	$21,500,000
				Total	$70,000,000

On September 6, 2022, $21,500,000 of Series A MRPS were redeemed at $25.01 per share.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended July 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.